Equity (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Equity
Share capital	€ 4,005	€ 4,005
Retained earnings	22,750	34,043
Cumulative currency translation differences	6,530	3,895
Perpetual subordinated bonds	5,000	3,000
Legal reserve	959	959
Reserve for treasury shares	958	581
Reserve for OCI on cash flow hedging derivatives net of the tax effect	(896)	(5)
Reserve for OCI on defined benefit plans net of tax effect	(117)	(158)
Reserve for OCI on equity-accounted investments	54	85
Reserve for OCI on other investments valued at fair value	141	36
Other reserves	190	190
Treasury shares	(958)	(581)
Net profit (loss) for the year	5,821	(8,635)
Equity attributable to equity holders of Eni	€ 44,437	€ 37,415